Stockholders' Equity Reclassifications Out of Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Interest expense, net																	$ (58,275)	[1],[2]	$ (62,900)	[3]	$ (29,245)
Cost of sales																	(2,797,853)		(2,209,142)		(2,076,816)
Income before taxes																	423,600	[1]	374,703		244,776
(Provision) benefit for income taxes																	17,729		(214,463)		(85,971)
Net income	228,101	[4],[5]	84,682	[4],[6]	66,252	[4],[7]	62,294	[4]	58,879	[4],[8]	39,681	[4],[9]	45,854	[4],[9]	15,826	[10],[4]	441,329	[4]	160,240	[4]	158,805
Unfunded Employee Benefit Obligations | Reclassification Out Of Accumulated Other Comprehensive Income
Amortization of prior service cost																	(16,704)	[11]	(5,575)	[11]
Amortization of actuarial gain / (losses)																	(5,197)	[11]	(5,368)	[11]
Income before taxes																	(21,901)		(10,943)
(Provision) benefit for income taxes																	8,492		4,254
Net income																	(13,409)		(6,689)
Treasury Lock | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges | Reclassification Out Of Accumulated Other Comprehensive Income
Interest expense, net																	(5,655)	[12]	(2,988)	[12]
(Provision) benefit for income taxes																	2,195		1,167
Net income																	(3,460)		(1,821)
Foreign Exchange Contract | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges | Reclassification Out Of Accumulated Other Comprehensive Income
Cost of sales																	(34)	[13]	(34)	[13]
(Provision) benefit for income taxes																	13		13
Net income																	$ (21)		$ (21)

[1]	On October 25, 2013, we acquired Boise. The 2013 results include Boise for the period of October 25 through December 31, 2013.
[2]	Includes $10.5 million of expenses for financing the acquisition and $1.1 million of expense for the write-off of deferred financing costs.
[3]	Includes $24.8 million of debt refinancing charges, including the $21.3 million redemption premium, the $3.4 million charge to settle the treasury lock prior to its maturity, and $0.1 million of other items.
[4]	Amounts have been adjusted for the change in inventory accounting method from LIFO to average cost.
[5]	Includes Boise's results for the period of October 25, 2013, through December 31, 2013. The quarter also includes $166.0 million of income tax benefits from the reversal of the reserves for unrecognized tax benefits from alternative energy tax credits ($1.70 per diluted share), partially offset by $21.5 million of expense for the acquisition inventory step-up ($13.6 million after tax or $0.14 per diluted share), $15.8 million of acquisition-related costs ($10.0 million after tax or $0.10 per diluted share), $8.9 million of acquisition-related financing costs ($5.6 million after tax or $0.06 per diluted share), and $17.4 million of integration-related and other costs ($11.0 million after tax or $0.11 per diluted share).
[6]	Includes a $3.1 million non-cash pension curtailment charge ($2.0 million after tax or $0.02 per diluted share), $1.5 million of acquisition-related costs ($1.0 million after tax or $0.01 per diluted share), and $2.7 million of acquisition-related financing costs ($1.8 million after tax or $0.02 per diluted share).
[7]	Includes a $7.8 million non-cash pension curtailment charge ($5.0 million after tax or $0.05 per diluted share).
[8]	Includes $3.4 million of income from state income tax adjustments ($0.03 per diluted share), partially offset by $2.0 million of plant closure charges ($1.4 million after tax or $0.01 per diluted share).
[9]	The second and third quarters of 2012 include debt refinancing charges of $3.7 million ($2.5 million after tax or $0.03 per diluted share) and $21.1 million ($13.5 million after tax or $0.14 per diluted share), respectively.
[10]	During the first quarter of 2012, PCA amended its 2009 federal income tax return to reduce the gallons claimed as cellulosic biofuel producer credits previously recorded as a tax benefit and to increase those gallons claimed as alternative fuel mixture credits previously recorded as income. The increase in gallons claimed as alternative fuel mixture credits resulted in income of $95.5 million. The decrease in gallons claimed as cellulosic biofuel producer credits resulted in a decrease in tax benefits of $118.5 million, for a total decrease in net income of $23.0 million ($0.24 per diluted share).
[11]	These AOCI components are included in the computation of net pension and postretirement benefit costs. See Note 10, Employee Benefit Plans and Other Postretirement Benefits, for additional information.
[12]	This AOCI component is included in interest expense, net. See Note 11, Derivative Instruments and Hedging Activities, for additional information.
[13]	This AOCI component is included as depreciation in cost of sales.